Rental Properties - Changes in Rental Property Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in investment property [abstract]
Beginning balance	$ 6,321,918	$ 5,682,525
Acquisitions	1,835,235	356,514
Capital expenditures	198,602	102,635
Fair value adjustments	990,575	220,849	[1]
Dispositions	(1,367,934)	(18,070)
Ending balance	7,978,396	6,321,918
Transaction costs capitalized	2,720	1,913
Gains (losses) realized on fair value adjustment	409	(1,685)
Single-Family Rental Investment Properties
Changes in investment property [abstract]
Beginning balance	4,990,542	4,337,681
Acquisitions	1,835,235	356,514
Capital expenditures	196,572	93,568
Fair value adjustments	990,575	220,849
Dispositions	(34,528)	(18,070)
Ending balance	7,978,396	4,990,542
Multi-Family Rental Investment Properties
Changes in investment property [abstract]
Beginning balance	1,331,376	1,344,844
Acquisitions	0	0
Capital expenditures	2,030	9,067
Fair value adjustments	0	(22,535)
Dispositions	(1,333,406)	0
Ending balance	$ 0	1,331,376
Single-Family and Multi-Family Rental Investment Properties
Changes in investment property [abstract]
Fair value adjustments		$ 198,314

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.